Note 16 - Tax Expense - Tax Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Net income tax receivable/ (payable)	$ 1,110	$ (1,284)	$ (1,461)	$ (419)	$ (163)	$ (1,538)
Current tax expense	(15,310)	(7,642)	(9,932)	(9,051)	(9,492)	(7,311)
Acquisition of Bilboes Gold tax liability	0	(10)	0	0	0	0
VAT allocated against income tax	1,112	0	0	0	0	0
Foreign currency movement	(160)	840	3,243	583	2,580	3,168
Tax paid	10,645	9,206	6,866	7,426	6,656	5,517
Net income tax (payable)/ receivable at December 31	$ (2,603)	$ 1,110	$ (1,284)	$ (1,461)	$ (419)	$ (163)